Change in Fiscal Year end (Tables)	12 Months Ended
Dec. 31, 2013
Fiscal Period End [Abstract]
Schedule Of Change In Fiscal Period End [Table Text Block]
The figures below for the 8-month period ended December 31, 2011 and year ended December 31, 2012 have not been audited and are presented for comparative purposes only.

	8-month Period ended December 31,				Year ended December 31,
	2011		2012		2012		2013
	HK$		HK$		HK$		HK$
	(Unaudited)		(Audited)		(Unaudited)		(Audited)

Revenues		911,294		933,888		1,313,818		1,167,115
Cost of revenues		(801,413)		(807,104)		(1,144,971)		(899,400)
Gross profit		109,881		126,784		168,847		267,715

Operating expenses, net
Selling, general and administrative expenses		(56,498)		(66,330)		(94,743)		(166,969)
Other income		1,600		6,266		7,098		2,508
Write-off of property, plant and equipment		(690)		(4,058)		(4,058)		(14,920)
Gain/(loss) on disposal of property, plant and equipment		829		1,898		2,007		(2,836)
Total operating expenses, net		(54,759)		(62,224)		(89,696)		(182,217)

Income from operations		55,122		64,560		79,151		85,498

Interest income		172		166		212		276
Interest expense		(1,880)		(1,559)		(2,374)		(1,160)
Income before income tax expense		53,414		63,167		76,989		84,614

Income tax expense		(13,379)		(3,344)		(6,777)		(3,734)
Net income		40,035		59,823		70,212		80,880

Other comprehensive income
Foreign currency translation adjustment		7,157		(990)		(911)		3,377
Comprehensive income attributable to Plastec Technologies, Ltd.		47,192		58,833		69,301		84,257

Net income per share

Weighted average number of ordinary shares		16,540,951		14,303,544		14,446,515		13,503,623

Weighted average number of diluted ordinary shares		16,540,951		14,303,544		14,446,515		13,503,623

Basic income per share attributable to Plastec Technologies, Ltd.	HK$	2.4	HK$	4.2	HK$	4.9	HK$	6.0

Diluted income per share attributable to Plastec Technologies, Ltd.	HK$	2.4	HK$	4.2	HK$	4.9	HK$	6.0